Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

Period	June 30, 2020
Not later than one year	191,449
Later than one year and not later than two years	131,991
Later than two years and not later than three years	123,204
Later than three years and not later than four years	82,110
Later than four years and not later than five years	50,659
Later than five years	40,117
Total	619,530